Commitments and Contingencies (Details Textual)	3 Months Ended		6 Months Ended		12 Months Ended				2 Months Ended	12 Months Ended	10 Months Ended	6 Months Ended			1 Months Ended		12 Months Ended	6 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Mar. 07, 2014 sqft	Aug. 31, 2013 sqft	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Successor USD ($)	Dec. 31, 2013 Successor USD ($)	Nov. 11, 2012 Predecessor USD ($)	Jun. 30, 2014 First Twelve Months USD ($)	Jun. 30, 2014 Second Twelve Months USD ($)	Jun. 30, 2014 Last Ten Month USD ($)	Aug. 31, 2013 FlexEnergy Energy Systems, Inc USD ($) sqft	Dec. 31, 2012 Efficient Energy Conversion Turbomachinery USD ($)	Dec. 31, 2013 University of California Agreement USD ($)	Jun. 30, 2014 Sublease - 9400 Toledo	Dec. 31, 2013 Standby Letters of Credit EUR (€)	Mar. 31, 2013 Standby Letters of Credit EUR (€)
Commitments and Contingencies [Textual]
Unit pricing amount																$ 760,000			€ 533,000	€ 533,000
Concentration risk percentage			100.00%
Operating leases monthly rent expense			25,285		25,285												7,780
Operating lease useful life			30 months		39 months
Subleasing base rate per month			720		720				18,000	211,000	79,000
Rent received															3,300
Security deposit															27,630
Area of lease property						5,000	32,649								6,000
Rent expense, net of sublease income	73,000	26,000	166,000	61,000
Rent expenses												7,000	7,210	7,426.30
Lease agreement description			The lease expires on January 1, 2015. The monthly payment is $2,000 and increases to $7,750 in September 2014. The university will provide certain goods and services including certain research and development services.															The lease is for 34 months and requires payments of $7,000 per month for twelve months increasing to $7,210 for the next twelve months and $7,426.30 for the remaining ten months.
Provision for Loss on Contracts	$ 15,000		$ 15,000		$ 100,000
Lease Expiration Date			Apr. 01, 2015		Dec. 31, 2016												Apr. 01, 2015